Derivative financial liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Derivative financial liabilities
Schedule of convertible senior secured notes

Mudrick
£ 000
As at December 31, 2021	112,799
Fair value movements	(38,124)
Interest paid	7,005
Exchange differences on translation	10,770
As at June 30, 2022	92,450